PLAN DESCRIPTION (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) h
EBP, Description of Plan [Line Items]
Automatic annual deferral rate increase	1.00%
Maximum deferral rate	15.00%
Matching percentage	50.00%
Participant compensation matched percentage	8.00%
Vesting percentage	100.00%
Notes receivable, minimum borrowing amount	$ 1,000
Notes receivable, maximum borrowing amount	$ 50,000
Notes receivable, maximum borrowing to total account, percentage	50.00%
Notes receivable, minimum term	1 year
Notes receivable, maximum term	5 years
Participant forfeitures	$ 1,000
Administrative expenses	$ 295,000
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting period	3 years
Discretionary Contribution
EBP, Description of Plan [Line Items]
Vesting period	2 years
Full-time Employee
EBP, Description of Plan [Line Items]
Participant compensation, hours of service | h	1
Part-time Employee
EBP, Description of Plan [Line Items]
Participant compensation, hours of service | h	500